Union Assessments (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Union Assessments
Note 10. UNION ASSESSMENTS

The Company employs members of the International Brotherhood of Electrical Workers Local 300 (IBEW). The union fee assessments payable are both withholdings from employees and employer assessments. Union fees are for monthly dues, defined contribution pension, health and welfare funds as part of multi-employer plans. All union assessments are based on the number of hours worked or a percentage of gross wages as stipulated in the agreement with the Union.

The Company has an agreement with the IBEW in respect to rates of pay, hours, benefits, and other employment conditions. During the three and six months ended June 30, 2020 and 2019, the Company incurred the following union assessments.

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019

Pension fund	$67,676	$64,816	$140,846	$146,257
Welfare fund	152,234	198,668	366,263	453,982
National employees benefit fund	15,235	18,973	35,753	44,587
Joint apprenticeship and training committee	2,369	2,764	5,210	6,452
401(k) matching	19,502	8,097	19,502	16,832
Total	$257,016	$293,318	$567,574	$668,110

11.	UNION ASSESSMENTS

The Company employs members of the International Brotherhood of Electrical Workers Local 300 (IBEW). The union fee assessments payable are both withholdings from employees and employer assessments. Union fees are for monthly dues, defined contribution pension, health and welfare funds as part of multi-employer plans. All union assessments are based on the number of hours worked or a percentage of gross wages as stipulated in the agreement with the Union.

The Company has an agreement with the IBEW in respect to rates of pay, hours, benefits, and other employment conditions. During the years ended December 31, 2019 and 2018, the Company incurred the following union assessments.

	December 31, 2019	December 31, 2018

Pension fund	$374,020	$300,962
Welfare fund	1,192,831	930,961
National employees benefit fund	131,982	97,316
Joint apprenticeship and training committee	17,829	11,637
401(k) matching	38,521	37,254
Total	$1,755,183	$1,378,130

Multiemployer Plans

The Company is party to collective bargaining agreements with unions representing certain of their employees, which require the Company to pay specified wages, provide certain benefits to their union employees and contribute certain amounts to Multi-Employer Pension Plans (“MEPP”). The Pension Plan Agreement (“PPA”) defines the funding rules for defined benefit pension plans and establishes funding classifications for U.S.-registered multiemployer pension plans. Under the PPA, plans are classified into one of the following five categories, based on multiple factors, also referred to as a plan’s “zone status”: Green (safe), Yellow (endangered), Orange (seriously endangered), and Red (critical or critical and declining). Factors included in the determination of a plan’s zone status include: funded percentage, cash flow position and whether the plan is projecting a minimum funding deficiency.

A multiemployer plan that is so underfunded as to be in “endangered,” “seriously endangered,” “critical,” or “critical and declining” status (as determined under the PPA) is required to adopt a funding improvement plan (“FIP”) or a rehabilitation plan (“RP”), which, among other actions, could include decreased benefits and increased employer contributions, which could take the form of a surcharge on benefit contributions. These actions are intended to improve their funding status over a period of years. If a pension fund is in critical status, a participating employer must pay an automatic surcharge in addition to contributions otherwise required under the collective bargaining agreement (“CBA”). With some exceptions, the surcharge is equal to 5% of required contributions for the initial critical year and 10% for each succeeding plan year in which the plan remains in critical status. The surcharge ceases on the effective date of a CBA (or other agreement) that includes contribution and benefit terms consistent with the rehabilitation plan. Certain plans in which the Company participates are in “endangered,” “seriously endangered,” “critical,” or “critical and declining” status. The amount of additional funds, if any, that the Company may be obligated to contribute to these plans in the future cannot be estimated due to the uncertainty of the future levels of work that could be required of the union employees covered by these plans, as well as the required future contribution rates and possible surcharges applicable to these plans.

Details of significant multiemployer pension plans as of and for the periods indicated, based upon information available to the Company from plan administrators as well as publicly available information on the U.S. Department of Labor website, are provided in the following table:

			Contributions
			For the Years Ended December 31,			Pension Protection Act Zone Status
Multiemployer Pension Plan	Employer Identification Number	Plan Number	2019	2018	Expiration Date of CBA	2019	As of	2018	As of	FIP/RP Status	Surcharge
National Electrical Benefit Fund	53-0181657	1	131,982	97,316	5/31/2022	Green	12/31/2018	Green	12/31/2017	NA	No
Total multiemployer pension plan contributions			$131,982	$97,316